Subsequent events	12 Months Ended
Oct. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
32. Subsequent events
Subsequent to October 31, 2025, the Company completed three separate acquisitions of cannabis retail store leases from unrelated parties in Alberta and Ontario for aggregate consideration of $900.